Stock Options and Restricted Stock Units (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 08, 2025	Aug. 13, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Sep. 30, 2024
Stock Options and Restricted Stock Units [Line Items]
Stock-based compensation expense for certain employees and and members of the Company’s Board of Directors			$ 8,000	$ 4,000	$ 35,000	$ 22,000
Unrecognized compensation cost			$ 0		$ 0
Average vesting period					9 months		6 months
Aggregate intrinsic value price per share (in Dollars per share)			$ 3.02		$ 3.02		$ 4.07	$ 3.25
Aggregate intrinsic value			$ 0		$ 0		$ 121,000	$ 0
Number share issuable RSUs granted (in Shares)								285,628
Payments to taxing authorities for tax obligations					131,000	127,000	$ 127,000
Granted options to purchase (in Shares)							60,000	80,000
Price per share (in Dollars per share)	$ 3	$ 3.75
Weighted average fair value of options granted (in Dollars per share)							$ 3.75	$ 3.46
Intrinsic value							$ 20,000	$ 0
Fair value of vested							$ 100,000	417,000
Employees grant date fair value								1,713,000
Total shares withheld (in Shares)							38,018
Board of Directors [Member]
Stock Options and Restricted Stock Units [Line Items]
Stock-based compensation expense			(88,000)	$ 153,000	835,000	$ 570,000	$ 182,000	317,000
Non-Vested Stock Option [Member]
Stock Options and Restricted Stock Units [Line Items]
Unrecognized compensation cost							35,000
Restricted Stock Units [Member]
Stock Options and Restricted Stock Units [Line Items]
Unrecognized compensation cost			$ 108,000		$ 108,000		373,000
Number share issuable RSUs granted (in Shares)			243,172	0	243,172	0
Stock-based compensation expense							$ 865,000	$ 480,000
Weighted average period							1 year 3 months
Vested fair value			$ 338,000
Shares withheld in payment of taxes for net settled RSUs					41,249
Payments to taxing authorities for tax obligations					$ 131,000		$ 127,000
Restricted Stock Units [Member] | Subsequent Event [Member]
Stock Options and Restricted Stock Units [Line Items]
Number share issuable RSUs granted (in Shares)									243,172
Employees grant date fair value									$ 800,000
Share-Based Payment Arrangement, Option [Member]
Stock Options and Restricted Stock Units [Line Items]
Common stock options issued in payment of directors fees	60,000	80,000
Equity Incentive Plan 2022 [Member]
Stock Options and Restricted Stock Units [Line Items]
Total number of shares authorized increased (in Shares)				250,000		250,000				300,000
Fair value of vested							$ 318,000
Minimum [Member] | Equity Incentive Plan 2022 [Member]
Stock Options and Restricted Stock Units [Line Items]
Total number of shares authorized increased (in Shares)				650,000		650,000				350,000
Maximum [Member] | Equity Incentive Plan 2022 [Member]
Stock Options and Restricted Stock Units [Line Items]
Total number of shares authorized increased (in Shares)				900,000		900,000				650,000